Warrants	12 Months Ended
Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrants
11. Warrants
Kubera North America, Inc. (“Kubera”), in connection with consulting services, was granted a warrant in October 2018 to purchase 4.9% of our issued and outstanding shares of common stock at the time of issuance of the warrant, or 400,866 shares. Kubera warrants became fully vested on October 27, 2021. The warrant has a term of 7 years, is exercisable at $4.79 per share post reverse split. On June 24, 2020 the Kubera warrant was transferred to Kubera N.A. LLC, an affiliate of Kubera.
On January 1, 2019, the Company issued a seven-year warrant to a service provider to purchase 20,533 shares of the Company’s common stock with an exercise price of $4.79 per share. The warrants vested immediately. The Company received legal services, as needed, during 2019 under an unwritten agreement with the service provider. The warrants are classified within stockholders’ equity at their fair value and were treated as a standalone instrument. The fair value of the warrant was determined to be $82,141 utilizing the
Black-Scholes-Merton
option-pricing model at the time of issuance and is recorded in selling, general and administrative expenses for the year ended December 31, 2019.
On March 31, 2020, the Company issued a warrant to purchase up to 26,225 shares of its stock to one of its consultants in exchange for legal services, as needed, during 2020. The warrant contains a strike price of $5.67 per share and has a seven-year contractual term. The warrant is classified within stockholders’ deficit at its fair value and was treated as a standalone instrument. The grant date fair value of the warrant was determined to be $101,478 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and is all included in selling, general and administrative expenses for the year ended December 31, 2020.

On August 25, 2020, the Company granted a fully vested warrant to purchase up to 21,854 shares of its common stock to Flagship Consulting, Inc. in connection with consulting services provided to the Company. The warrant is exercisable at a strike price of $5.90 per share and has a contractual term of seven years. The warrant is classified within stockholders’ equity at its fair value as a standalone instrument. The grant date fair value of the warrant was determined to be $87,597 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and is included in selling, general and administrative expenses for the year ended December 31, 2020.
On August 25, 2020, the Company granted a warrant to purchase up to 150,000 shares of its common stock to Flagship Consulting, Inc. in connection with consulting services to be provided to the Company. The warrant is exercisable at a strike price of $5.90 per share and has a contractual term of seven years. The warrant vests in full and becomes exercisable on the first anniversary of the grant date. The warrant is classified within stockholders’ equity at its fair value as a standalone instrument over the vesting period. The aggregate grant date fair value of the warrant was determined to be $601,245 utilizing the Black-Scholes-Merton option-pricing model at the time of issuance and will be included in selling, general and administrative expenses as services are rendered during its
12-month
vesting period. Through December 31, 2020, $210,848 is included in selling, general and administrative expense.
On December 28, 2020, the Company issued a
ten-year
warrant to purchase up to a total of 102,435 shares of the Company’s common stock with an exercise price of $10.00 per share to certain 2018 investors in consideration for completing the IPO later than March 2019 (the “Late IPO Warrants”). The warrants vested immediately. The warrants are classified within stockholders’ equity at their fair value and were treated as a standalone instrument. The fair value of the warrant was determined to be $685,441 utilizing the
Black-Scholes-Merton
option-pricing model at the time of issuance. The fair value in the amount of $685,441 is included in selling, general and administrative expenses for the year ended December 31, 2020.
The Company issued and sold to its underwriters warrants to purchase up to 90,000 shares of its common stock and up to 750,000 shares of its common stock in connection with its December 2020 IPO and its June 2021 Offering, respectively. The warrants were sold for an aggregate purchase price of $100 for each set of warrants and have five-year terms. The IPO warrant is exercisable beginning June 20, 2021 at an initial exercise price of $12.50 per share of common stock. The June 2021 Offering warrant is exercisable beginning June 15, 2022 at an initial exercise price of $3.75 per share of common stock.
No warrants were exercised for the year ended December 31, 2022 or 2021.